EXCHANGE TRADED CONCEPTS TRUST

Bitwise Crypto Industry Innovators ETF (NYSE Arca Ticker: BITQ)

Capital Link Global Fintech Leaders ETF (NYSE Arca Ticker: KOIN)

EMQQ The Emerging Markets Internet & Ecommerce ETF (NYSE Arca Ticker: EMQQ)

FMQQ The Next Frontier Internet & Ecommerce ETF (NYSE Arca Ticker: FMQQ)

India Internet & Ecommerce ETF (NYSE Arca Ticker: INQQ)

ETC 6 Meridian Low Beta Equity Strategy ETF (NYSE Arca Ticker: SIXL)

ETC 6 Meridian Mega Cap Equity ETF (NYSE Arca Ticker: SIXA)

ETC 6 Meridian Small Cap Equity ETF (NYSE Arca Ticker: SIXS)

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (NYSE Arca Ticker: SIXH)

ETC 6 Meridian Quality Growth ETF (NYSE Arca Ticker: SXQG)

ETC 6 Meridian Quality Dividend Yield ETF (NYSE Arca Ticker: SXQY)

ETC 6 Meridian Quality Value ETF (NYSE Arca Ticker: SXQV)

KPOP and Korean Entertainment ETF (NYSE Arca Ticker: KPOP)

MUSQ Global Music Industry ETF (NYSE Arca Ticker: MUSQ)

Nifty India Financials ETF (NYSE Arca Ticker: INDF)

Optica Rare Earths & Critical Materials ETF (NYSE Arca Ticker: CRIT)

ROBO Global® Robotics and Automation Index ETF (NYSE Arca Ticker: ROBO)

ROBO Global® Healthcare Technology and Innovation ETF (NYSE Arca Ticker: HTEC)

ROBO Global® Artificial Intelligence ETF (NYSE Arca Ticker: THNQ)

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (NYSE Arca Ticker: UTRN)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 13, 2023, to each Fund’s currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with those documents.

Effective immediately, as approved by the Board of Trustees of Exchange Traded Concepts Trust on December 5, 2023, James Baker Jr. no longer serves as Vice President of the Funds. All references to Mr. Baker in each Fund's SAI are deleted in their entirety.

The paragraph in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” immediately preceding the table listing the Officers is deleted in its entirety and replace with the following:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Malinowski, Christopher Roleke, Matthew Fleischer, and Heather Nichols is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Officers is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023); Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).